Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Information [Abstract]
Schedule Of Debt Reconciliation
(i) Debt reconciliation

	Borrowings	lease liabilities	Debentures	Total
Total debt as of January 1, 2019	469,609	148,494	406,538	1,024,641
Acquisitions / Issuance	—	105,694	400,000	505,694
Payments	(74,853)	(26,194)	—	(101,047)
Net foreign exchange differences	—	6,460	—	6,460
Interest accrued	20,869	12,447	29,284	62,600
Interest paid	(16,386)	—	—	(16,386)

Total debt as of September 30, 2019	399,239	246,901	835,822	1,481,962

Total debt as of January 1, 2020	382,078	255,406	835,230	1,472,714

Acquisitions / Issuance	—	45,129	—	45,129
Write-off	—	(78,322)	—	(78,322)
Payments	(84,895)	(45,903)	(400,000)	(530,798)
Repurchase (Note 15)	—	—	(64,717)	(64,717)
Revaluation (Note 11(c))	—	(10,050)	—	(10,050)
Net foreign exchange differences	—	32,675	—	32,675
Interest accrued	10,281	15,648	20,128	46,057
Interest paid	(10,067)	—	(51,948)	(62,015)

Total debt as of September 30, 2020	297,397	214,583	338,693	850,673

(i) Debt reconciliation

	Borrowings	Lease liabilities	Debentures	Total
Total debt as of January 1, 2017	—	—	—	—

Acquisitions / Issuance	826,000	—	—	826,000
Net foreign exchange differences	35,116	—	—	35,116
Interest accrued	5,908	—	—	5,908

Total debt as of January 1, 2018	867,024	—	—	867,024
Acquisitions / Issuance	325,370	—	400,000	725,370
Payments	(689,634)	—	—	(689,634)
Net foreign exchange differences	(35,091)	—	—	(35,091)
Interest accrued	56,125	—	6,538	62,663
Interest paid	(54,185)	—	—	(54,185)

Total debt as of December 31, 2018	469,609	—	406,538	876,147
Change in accounting policy (Note 3.xxi)	—	148,494	—	148,494

Total debt as of January 1, 2019	469,609	148,494	406,538	1,024,641
Acquisitions / Issuance	—	124,196	400,000	524,196
Payments	(85,353)	(37,979)	(11,815)	(135,147)
Net foreign exchange differences	—	3,085	—	3,085
Interest accrued	26,250	17,610	40,507	84,367
Interest paid	(28,428)	—	—	(28,428)

Total debt as of December 31, 2019	382,078	255,406	835,230	1,472,714